New York Life Insurance Company 44 South Broadway White Plains, NY 10601 Tel: (914) 846-3888 E-Mail: laura_bramson@newyorklife.com www.newyorklife.com Laura M. Bramson Associate General Counsel

VIA EDGAR

May 3, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-172046 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 8, 2022 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 8, 2022.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson
Laura M. Bramson
Associate General Counsel